DEPOSITS	12 Months Ended
Dec. 31, 2014
DEPOSITS
DEPOSITS

NOTE 8 - DEPOSITS

Time deposits of $250,000 or more were $52,912,913 and $50,468,672 at year-end 2014 and 2013, respectively.

At December 31, 2014, the scheduled maturities of time deposits for the next five years are as follows:

2015	$119,427,009
2016	31,626,467
2017	12,348,228
2018	11,934,075
2019	7,292,559

Certain directors and executive officers of the Company and companies in whom they have beneficial ownership are deposit customers of the Bank. The amount of these deposits was approximately $6,652,000 and $5,878,000 at December 31, 2014 and 2013.